Significant Accounting Judgments and Estimates	3 Months Ended
Mar. 31, 2026
Disclosure of voluntary change in accounting policy [abstract]
Significant Accounting Judgments and Estimates

Note 3—Significant Accounting Judgments and Estimates

In the application of the Company’s accounting policies, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Judgments, estimates and assumptions applied are based on historical experience and other factors that are relevant, and which are available at the reporting date. Uncertainty concerning estimates and assumptions could result in outcomes that require a material adjustment to assets and liabilities in future periods.

The unaudited condensed consolidated interim financial statements do not include all disclosures for significant accounting judgments, estimates and assumptions, that are required in the annual consolidated financial statements, and therefore should be read in conjunction with the Company’s audited consolidated financial statements as of and for the year ended December 31, 2025.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively. The three months ended March 31, 2026 and 2025 includes adjustments to prior-period estimates and assumptions for sales deductions.

While the application of critical accounting estimates is subject to material estimation uncertainties, management’s ongoing revisions of critical accounting estimates and underlying assumptions have, except for deferred tax assets, as described below, not revealed any other material impact to any of the periods presented in the unaudited condensed consolidated interim financial statements compared to December 31, 2025.

Deferred Tax Assets

As of March 31, 2026, the Company has recognized all deferred tax assets in Denmark and the United States. Deferred tax assets are recognized only to the extent that management assesses it is probable that future taxable profits will be available against which these assets can be utilized. This assessment involves significant judgment and is reviewed on an ongoing basis, considering actual results as well as updated forecasts and long-range business plans.

Key sources of estimation uncertainty primarily relate to continued global commercial growth, mainly expected revenue growth from YORVIPATH, and development of operating expenses to support growth.

As of March 31, 2026, recognized deferred tax assets were €690.4 million. The basis for recognizing deferred tax assets will be reassessed annually, or more frequently considering internal and external factors that may affect the Company’s ability to generate taxable profits, and adjusted as necessary. Due to the nature of factors affecting taxable profit, it is not practicable to provide meaningful sensitivity analyses. Refer to Note 4, “Significant Events in the Reporting Period” for further details about the impact on the unaudited condensed consolidated interim statements.